6. Equity and Stock-based Compensation: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
Mar. 31, 2018
Minimum
Fair Value Assumptions, Risk Free Interest Rate	0.58%
Fair Value Assumptions, Expected Term	2 years
Fair Value Assumptions, Expected Volatility Rate	98.96%
Maximum
Fair Value Assumptions, Risk Free Interest Rate	0.97%
Fair Value Assumptions, Expected Term	3 years
Fair Value Assumptions, Expected Volatility Rate	146.60%
Modified warrants
Fair Value Assumptions, Expected Term	4 years
Modified warrants | Minimum
Fair Value Assumptions, Risk Free Interest Rate	0.57%
Fair Value Assumptions, Expected Volatility Rate	205.50%
Modified warrants | Maximum
Fair Value Assumptions, Risk Free Interest Rate	0.58%
Fair Value Assumptions, Expected Volatility Rate	212.70%